UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JANUARY 31, 2013 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%‡
	Shares	Value

CONSUMER DISCRETIONARY — 3.4%
Citi Trends*	78,268	$1,012,788
Einstein Noah Restaurant Group	61,636	792,023
Red Robin Gourmet Burgers*	24,662	911,754

		2,716,565

ENERGY — 6.2%
Dawson Geophysical*	54,151	1,446,915
Natural Gas Services Group*	73,040	1,328,597
RigNet*	31,804	681,242
RPC	97,722	1,462,898

		4,919,652

FINANCIAL SERVICES — 29.2%
Banner	53,251	1,608,180
Berkshire Hills Bancorp	61,936	1,498,851
Bryn Mawr Bank	62,722	1,451,387
Calamos Asset Management, Cl A	135,246	1,409,263
Capital City Bank Group*	25,460	285,152
Columbia Banking System	69,898	1,411,940
Financial Institutions	67,736	1,360,816
First California Financial Group*	98,893	793,122
First Connecticut Bancorp	81,152	1,140,997
Flushing Financial	82,101	1,300,480
Hanmi Financial*	24,300	399,735
Iberiabank	15,547	800,515
OceanFirst Financial	100,316	1,423,484
Park Sterling*	241,556	1,372,038
Renasant	50,459	981,428
Sterling Bancorp, Cl N	115,626	1,108,853
Virginia Commerce Bancorp*	100,514	1,320,754
Webster Financial	64,279	1,430,208
West Coast Bancorp	37,020	878,114
WSFS Financial	27,767	1,262,566

		23,237,883

HEALTH CARE — 15.8%
BioScrip*	117,983	1,324,949
Hanger Orthopedic Group*	57,317	1,646,717
HMS Holdings*	39,604	1,079,605
Merit Medical Systems*	82,048	1,138,006
MWI Veterinary Supply*	9,056	1,017,079
National Research	26,791	1,440,820
Natus Medical *	102,717	1,265,473
Synergetics USA *	120,305	625,586
US Physical Therapy	74,506	1,832,848
Vocera Communications	44,337	1,164,290

		12,535,373

	Shares	Value

PRODUCER DURABLES — 31.0%
Altra Holdings	54,561	$1,306,736
Astronics, Cl B*	5,246	107,543
Astronics*	41,306	946,321
AZZ	15,067	644,717
CRA International*	71,351	1,326,415
Douglas Dynamics	58,281	768,144
DXP Enterprises*	23,881	1,358,829
Exponent*	17,923	876,256
Forrester Research	25,103	709,662
GP Strategies*	37,535	803,249
Great Lakes Dredge & Dock	179,374	1,682,528
Hurco*	49,712	1,475,452
Knight Transportation	56,442	900,250
LB Foster, Cl A	26,856	1,163,133
LMI Aerospace*	66,452	1,468,589
Marten Transport	40,759	829,853
Multi-Color	54,985	1,317,441
Old Dominion Freight Line*	29,661	1,105,762
On Assignment*	50,307	1,230,006
Raven Industries	27,905	751,481
Standard Parking*	39,712	832,363
Team*	25,717	1,126,662
Thermon Group Holdings*	39,565	957,473
Titan Machinery*	34,244	989,994

		24,678,859

TECHNOLOGY — 9.4%
AXT*	78,046	216,968
Computer Task Group*	67,383	1,289,711
Dynamics Research*	56,921	390,478
GSI Group*	110,359	1,048,411
II-VI*	45,321	771,363
IXYS	89,896	866,598
Methode Electronics	113,437	1,091,264
PDF Solutions*	39,072	586,861
Seachange International*	73,100	815,065
Virtusa*	20,520	424,969

		7,501,688

Total Common Stock (Cost $64,865,647)		75,590,020

CASH EQUIVALENT — 5.1%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $4,053,474)	4,053,474	4,053,474

Total Investments — 100.1% (Cost $68,919,121)†		$79,643,494

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JANUARY 31, 2013 (UNAUDITED)

Percentages are based on Net Assets of $79,525,165.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2013.

Cl — Class

As of January 31, 2013, all of the Fund’s investments are Level 1.

For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $68,919,121, and the unrealized appreciation and depreciation were $12,178,349 and ($1,453,976) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-001-0400

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013